Interest Rate Benchmark Reform - Schedule of Non-derivative Financial Assets and Financial Liabilities (Detail) - Fair value hedges [member] - CAD ($) $ in Millions		Oct. 31, 2021		Nov. 01, 2020
Non derivative financial assets [Member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial assets	[1]	$ 40,819		$ 29,663
NonDerivative Financial Liabilities [Member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial liabilities	[2]	2,056		2,928
USD LIBOR [member] | Non derivative financial assets [Member] | Maturing after June 30, 2023 [member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial assets	[1]	38,517		27,500
USD LIBOR [member] | NonDerivative Financial Liabilities [Member] | Maturing after June 30, 2023 [member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial liabilities	[2]	1,306		1,229
GBP LIBOR [member] | Non derivative financial assets [Member] | Maturing after December 31, 2021 [member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial assets	[1]	1,013		1,468
GBP LIBOR [member] | NonDerivative Financial Liabilities [Member] | Maturing after December 31, 2021 [member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial liabilities	[2]			949
Other Rates [Member] | Non derivative financial assets [Member] | Maturing after December 31, 2021 [member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial assets	[1],[4]	1,289	[3]	695
Other Rates [Member] | NonDerivative Financial Liabilities [Member] | Maturing after December 31, 2021 [member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial liabilities	[2],[4],[5]	$ 750	[3]	$ 750

[1]	Non derivative financial assets include carrying amounts of debt securities and loans (debt securities and loans measured at amortized cost are gross of allowance for credit losses).
[2]	Non-derivative financial liabilities include carrying amounts of deposits, subordinated debentures and other liabilities.
[3]	Includes exposures to SGD Swap Offer Rate (SOR) maturing after June 30, 2023.
[4]	Other rates include exposures to EUR LIBOR, EONIA, CHF LIBOR, JPY LIBOR, and six-month CDOR.
[5]	The Series 2006-1 Bank Deposit Note of $750 million is currently at a fixed rate and will subsequently reset to a six-month CDOR based rate after December 31, 2036.